Other operating expenses	12 Months Ended
Jun. 30, 2024
Other operating expenses [Abstract]
Other operating expenses
Note 8. Other operating expenses

	Consolidated
	Year ended 30 June 2024	Year ended 30 June 2023	Year ended 30 June 2022
	US$’000	US$’000	US$’000

Insurance	7,033	5,687	5,065
Sponsorship and marketing	2,051	716	305
ERS fees	94	-	-
Charitable donations	640	164	464
Legal expenses	1,797	-	-
Filing fees	79	76	462
Site identification costs	-	15	258
Non-refundable sales tax (See Note 19 - Provisions)	6,276	4,972	2,469
Non-refundable provincial sales tax	1,408	371	-
Other expenses	1,707	2,277	861

Total other operating expenses	21,085	14,278	9,884
Other operating expenses previously included site expenses, however, for the year ended 30 June 2024, site expenses has been presented as a separate financial statement line item. Comparative figures have been updated accordingly.